RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.

The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel.

Revenues related to this distribution agreement are included in Note 8g below as "revenues". These revenues aggregated for a total amount of $0 and $62 for the six months periods ended June 30, 2016 and 2015, respectively.

2.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties. The U.S. subsidiary also sub-leases certain premises to a related party. The aggregate net amounts for lease payments for the six months periods ended June 30, 2016 and 2015 were $214 and $198, respectively.

b.	In January 2012, the Company entered into a consulting agreement ("Agreement") with a consultant who is also the life partner of the Company's controlling shareholder and the Company's former Chairman of the Board. Pursuant to the Agreement, the consultant provided advisory services to the Company’s management with respect to business operations for a monthly amount which equaled the average monthly salary of employees in Israel, plus Israeli Value Added Tax. The Agreement’s initial term expired in January 2013 but was extended through September 10, 2015 (see also Note 8c). During the six months ended June 30, 2015, the Company recorded expenses incurred under this Agreement in the amount of $18. No expenses have been recorded during the six months ended June 30, 2016 under this Agreement (see also Note 8c).

c.	On September 10, 2015, the Company's Board approved the replacement of the Company's Chairman of the Board with one of the Company's Directors who is also the life partner of the former Chairman and controlling shareholder to assume the position as an Active Chairwoman as of September 10, 2015 for a fixed monthly salary. During the six months period ended June 30, 2016, the Company recorded salary expenses for acting as an Active Chairwoman in the amount of $130.

d.	In 2015, the Company entered into a material multi years contract for the sale of MaveriQ with subsidiaries of Amdocs Limited, a company with limited liability under the laws of the Island of Guernsey (“Amdocs”), pursuant to which the Company received an initial payment of $18,000 in March 2016. The Company’s controlling shareholder and director serves as Amdocs' director. During the six months period ended June 30, 2016, the Company recognized revenues amounted to $11,424 from such agreement (see Note 1a).

e.	In June 2016, the Company signed a product expansion contract, as well as a multi-year maintenance contract with Amdocs in connection with the AT&T Engagement.

f.	Following to Note 6a, on May 25, 2016, the Company closed its follow-on public offering at a price of $11 per share, where $ 21.3 million have been raised. The Company’s controlling shareholder and director invested $2.2 million for issuance of 200,000 Ordinary Shares.

g.	Balances with related parties:

	June 30,	December 31,
	2016	2015
	Unaudited
Assets:

Trade receivables	$5	$2
Other account receivables and prepaid expenses	$3	$-

Liabilities:

Trade payables	$143	$184
Other account payables and accrued expenses	$107	$16
Advance from customer	$6,785	$-

h.	Transactions with related parties:

	Six months ended June 30,
	2016	2015
	Unaudited

Revenues	$11,429	$62

Expenses:
Cost of sales	$84	$21

Operating expenses:
Research and development, net	$75	$128
Sales and marketing, net	$54	$59
General and administrative	$159	$28